Convertible Notes and Warrants (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		39 Months Ended				3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Feb. 28, 2013	Feb. 28, 2013 Warrant	Feb. 28, 2013 Warrant 2	Feb. 28, 2013 Convertible Note Agreements	Jun. 30, 2014 Convertible Notes	Mar. 31, 2014 Convertible Notes	Mar. 31, 2013 Convertible Notes
Convertible notes from shareholders accrued interest rate									10.00%		10.00%
Debt Instrument, Convertible, Terms of Conversion Feature									The note holders were only be allowed to convert shares or portion thereof to the extent that, at the time of the conversion, the conversion will not result in the note holders beneficially owning more than 9.9% of the issued and outstanding common shares of the Company.		The note holders were only be allowed to convert shares or portion thereof to the extent that, at the time of the conversion, the conversion will not result in the note holders beneficially owning more than 9.9% of the issued and outstanding common shares of the Company.
Debt Instrument, Convertible, Conversion Price	$ 0.26	$ 0.26						$ 0.10	$ 0.01	$ 0.26
Debt Instrument, Face Amount								$ 1,033,744
Proceeds from Convertible Debt					884,700
Original Issuance Discount	15.00%
Debt Instrument, Interest Rate, Stated Percentage	16.63%	16.63%
Debt Instrument, Maturity Date, Description								The Notes were due after one year.
Anti-dilution adjustment						$ 0.01	$ 0.01	$ 0.01
Warrants, Issued	12,038,446		2,960,000	443,560		12,364,766	504,203
Warrants, Exercise Price						$ 0.15	$ 0.50
Loss on extinguishment of debt	$ 559,048	$ 559,048	$ 559,048						$ 756,719	$ (559,048)